Xtrackers FTSE Developed ex US Multifactor ETF Expense Example - Xtrackers FTSE Developed ex US Multifactor ETF - Xtrackers FTSE Developed ex US Multifactor ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 25
Expense Example, with Redemption, 3 Years	77
Expense Example, with Redemption, 5 Years	135
Expense Example, with Redemption, 10 Years	$ 306